Financial Instruments and Capital and Risk Management	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial instruments and capital and risk management
NOTE 18	Financial Instruments and capital and risk management
Accounting classifications and fair value
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(In thousands)		Carrying amount				Fair Value
December 31, 2023	Note	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 3	Total
Assets as per the Statements of Financial Position:
Cash and cash equivalents	7	164,095	—	—	164,095	—	—
Trade receivable	8	134,432	—	—	134,432	—	—
Trade receivable – Related parties	14	1,776	—	—	1,776	—	—

Total		300,303	—	—	300,303	—	—

Liabilities as per Statements of Financial Position:
Trade payable to suppliers	12	—	—	55,949	55,949	—	—
Lease liability		—	—	7,656	7,656	—	—
Payables for acquisitions	15	—	8,678	—	8,678	8,678	8,678
Borrowings		—	—	10,173	10,173
Trade payables - related parties	14	—	—	205,753	205,753	—	—

Total		—	8,678	279,531	288,209	8,678	8,678

As of December 31, 2022, financial assets at FVPL consisted of the Company’s investment in BVS of R$ 386,950, which was measured at a Level 1 fair value hierarchy.
Valuation techniques and significant unobservable inputs
The following table shows the valuation technique used in measuring Level 3 fair values for acquired intangible assets in the statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter relationship between significant unobservable inputs and fair value measurement
Intangibles
Customer portfolio

Multi-Period Excess Earning Method: The valuation model estimates the intangible asset’s value based on present value of the incremental after-tax
cash flows attributable only to the intangible asset.

Database

Replacement Cost Method: The valuation model considers the current cost of a similar new asset having the nearest equivalent utility to the asset being valued. This approach involves the estimation of all costs incurred and accumulated in the development effort and application of any related obsolescence factors.

Trademark

Relief from Royalty Method: The valuation model considers that ownership of the intangible asset relieves the owner the need to pay a royalty to a third party in exchange for rights to use the asset.

Customer portfolio

Expected adjusted net revenue and Risk-adjusted discount rate

Database

Developer’s Profit Margin and Obsolescence Factor

Trademark

Expected royalty savings and tax benefits and Risk-adjusted discount rate

Customer portfolio

The estimated fair value would increase (decrease) if:

•  the expected adjusted net revenue was higher (lower); or

•  the risk-adjusted discount rate was lower (higher).

Database

The estimated fair value would increase (decrease) if:

•  the expected developer’s profit margin was higher (lower); or

•  the obsolescence factor was lower (higher).

Trademark

The estimated fair value would increase (decrease) if:

•  the expected royalty savings was higher (lower); or

•  the risk-adjusted discount rate was lower (higher).

Financial risk management
The Company has exposure to the following risks arising from financial instruments:

•	Market risk;

•	Liquidity risk

•	Credit risk; and

•	Foreign exchange rate risk.
(i) Market risk
Market risk is the risk that alterations in market prices, such as foreign exchange, interest rates and prices, will affect the Company’s gains or the measurement of its financial instruments.
The objective of market risk management is to manage and control exposures to market risks, within acceptable parameters, and at the same time to optimize the return.
Prior to completion of the acquisition of BVS, the Company had exposure to market risk in the form of financial assets held at FVPL which primarily represented our investment in BVS. The fair value of these assets was based upon the share price of the investee. Accordingly, the Company was subject to risks associated with the fluctuation of the share price.
Interest rate risk
Financial instruments with floating rates expose the Company to risk of variability in cash flows arising from changes in interest rates. The Company’s cash flow interest rate risk derives from short and long-term financial investments and loans and borrowings issued at floating rates.
The Company’s management contracts most of its interest-earning assets and liabilities with floating rates. Financial investments are adjusted at CDI and loans and borrowings are adjusted at the TJLP or CDI.
Sensitivity analysis - Market risk
The Company prepared a sensitivity analysis to evidence the impact of changes in interest rates of financial investments, loans and borrowings and debentures. Liability financial instruments were segregated into debts remunerated at CDI/SELIC.
As of December 31, 2023, this analysis has a probable projection scenario as follows: (i) the CDI/SELIC rate at 11.75% p.a. based on the projection of the Central Bank of Brazil as of December 13, 2023.

The sensitivity analysis of the impact on profit or loss from the change in interest rates of the Company’s financial instruments, considering a probable scenario (Scenario I), with appreciation of 10% (Scenario II), 25% (Scenario III) and 50% (Scenario IV) is as follows:

Operation	Exposure at December 31, 2023	Risk	Probable rate - %	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents—financial investments	164,095	Decrease in CDI	11.75%	19,281	17,353	14,461	9,641
Borrowings	(10,173)	Increase in SELIC	11.75%	(1,195)	(1,076)	(896)	(598)
Lease liability	(7,656)	Increase in SELIC	11.75%	(900)	(810)	(675)	(450)

Net Exposure and impact from interest rate risk	146,266			17,186	15,467	12,890	8,593

The Company regularly reviews the estimates and assumptions used in the calculations. However, settlement of transactions involving these estimates may result in amounts different from the estimated amounts, as a result of subjectivity inherent in the process used to prepare analyses.
(ii) Liquidity risk
Liquidity risk is the risk of the Company encountering difficulties in honoring its payment obligations under financial liabilities. The Company’s cash flow and liquidity are monitored on a daily basis so as to ensure that cash generated from operations and other sources of liquidity, as necessary, are sufficient to meet the scheduled payments, thus mitigating liquidity risk for the Company.
Among the alternatives to mitigate the liquidity risk are: funding with third parties with long-term maturity, debt restructuring and, if necessary, raising of additional funds from shareholders.

A summary of the maturity profile of financial liabilities and assets that are used to manage liquidity risk is presented below. Financial liabilities are shown at their gross values (not discounted), including principal and future interest payments up to maturity dates. For fixed rate liabilities, interest was calculated based on the rates established in each contract.
For liabilities with floating rates, interest was calculated based on a market forecast for each period:

	December 31, 2023
	Carrying amount	Total	Up to 1 year	1-3 years	Greater than 3 years
Financial assets
Cash and cash equivalents	164,095	164,095	164,095	—	—
Trade receivable	134,432	135,034	129,914	5,120	—
Trade receivable - related parties	1,776	1,776	1,776	—	—
Financial liabilities
Accounts payable to suppliers	(55,949)	(55,949)	(55,949)	—	—
Borrowings	(10,173)	(10,173)	—	—	(10,173)
Payables for business combination	(8,678)	(8,678)	(4,074)	(4,604)	—
Lease liability	(7,656)	(7,656)	(4,133)	(3,523)	—
Trade payables - related parties	(205,753)	(205,753)	(17,376)	(36,668)	(151,709)

	12,094	12,696	214,253	(39,675)	(161,882)

(iii) Credit Risk
Credit risk is the risk of the Company incurring financial losses if a customer or counterparty in a financial instrument fails to comply with its contractual obligations. This risk primarily relates to the Company’s accounts receivable
and
cash and cash equivalents.
The book values of financial assets represent the maximum credit exposure.

Trade receivables, net
Credit risk derives from any difficulty in the collection of values due for services provided to the customers. The balance of trade receivables, net is in Reais and is distributed among multiple customers.

Credit risk is managed using the Company’s own operating model, where almost all sales are made as credit sales with a short maturity for payment and the remainder is made through advance payment. Despite this, periodic analyses of the customers’ default level are conducted, and efficient forms of collection are adopted.
The credit granted by the Company is made following the criteria defined based on statistical models—score, combined with internal information of our business, as well as internal record of behavioral information of the consumers, and these models are periodically reviewed based on the rates of historical losses of portfolio vintages.
The maximum exposure to credit risk on each reporting date is the book value as shown in the chart of accounts receivable by maturity (see Note 8).
The Company recognized a provision for loss that represents its expected credit losses in connection with accounts receivable (Note 8).
Cash equivalents
The credit risk of balances in banks and financial institutions is administered by the Company’s Treasury Department. Surplus funds are invested only in approved counterparties which are financial institutions in Brazil with a national credit rating of brA+ or more, and within the limit established to each one, to minimize risk concentration and, therefore, mitigate financial loss in case of possible bankruptcy of a counterparty.
Capital management
In 2023, there was no change in the objectives, policies or processes of capital management.
The Company includes the following balances in its ‘net debt’ measure: borrowings, lease liability and payables for business combinations, less cash and cash equivalents.
Net indebtedness indexes on the shareholders’ equity of the Company are comprised as follows:

December 31, 2023
(-) Cash and cash equivalents (Note 7)	(164,095)

(+) Lease liability, payables for business combinations and borrowings	26,507
Net indebtedness	(137,588)
Total equity	3,232,111
(iv) Foreign exchange rate risk
The Company does not have foreign exchange risk.

Boa Vista Servicos S.A [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments and capital and risk management
30	Financial instruments and capital and risk management

a.	Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount					Fair Value
August 7, 2023	Note	Assets at fair value through profit or loss	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets not measured at fair value
Cash and cash equivalents	6	—	1,174,989	—	—	1,174,989	—	—	—	—
Accounts receivable	7	—	129,123	—	—	129,123	—	—	—	—
Accounts receivable – Related parties	18	—	1,245	—	—	1,245	—	—	—	—
		—	1,305,357	—	—	1,305,357	—	—	—	—
Financial liabilities measured at fair value
Payables for business combinations	19	—	—	5,475	—	5,475	—	—	5,475	5,475
		—	—	5,475	—	5,475	—	—	5,475	5,475
Financial liabilities not measured at fair value
Accounts payable to suppliers	14	—	—	—	53,130	53,130	—	—	—	—
Lease liability	15	—	—	—	8,150	8,150	—	—	—	—
Related parties	18	—	—	—	145	145	—	—	—	—
Payables for business combinations	19				6,258	6,258	—	—	—	—

		—	—	—	67,683	73,158	—	—	—	—

		Carrying amount					Fair Value
December 31, 2022	Note	Assets at fair value through profit or loss	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Assets held for sale	13	179,589	—	—	—	179,589	—	—	179,589	179,589
		179,589	—	—	—	179,589	—	—	179,589	179,589
Financial assets not measured at fair value
Cash and cash equivalents	6	—	1,382,268	—	—	1,382,268	—	—	—	—
Accounts receivable	7	—	141,347	—	—	141,347	—	—	—	—
Accounts receivable - Related parties	18	—	2	—	—	2	—	—	—	—

		—	1,523,617	—	—	1,523,617	—	—	—	—

Financial liabilities measured at fair value
Liabilities held for sale	13	—	—	22,568	—	22,568	—	—	22,568	22,568
Compensation for post-combination services Acordo Certo key employees	17	—	—	82,771	—	82,771	—	—	82,771	82,771
Payables for business combinations	19	—	—	81,559	—	81,559	—	—	81,559	81,559

		—	—	186,898	—	186,898	—	—	186,898	186,898

Financial liabilities not measured at fair value
Accounts payable to suppliers	14	—	—	—	50,994	50,994	—	—	—	—
Lease liability	15	—	—	—	9,825	9,825	—	—	—	—
Dividends and interest on net equity payable	23 d)	—	—	—	120,900	120,900	—	—	—	—

		—	—	—	181,719	181,719

b.	Measurement of fair values

i.	Valuation techniques and significant unobservable inputs
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments and the group of assets and liabilities held for sale in the statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter relationship between significant unobservable inputs and fair value measurement
Contingent Consideration	Discounted cash flows: The valuation model considers the value of the expected adjusted net revenue as defined in the SPA discounted using a risk-adjusted discount rate.	Expected adjusted net revenue and Risk-adjusted discount rate	The estimated fair value would increase (decrease) if: - the expected adjusted net revenue was higher (lower); or - the risk-adjusted discount rate was lower (higher).

Assets and liabilities held for sale	Discounted cash flows: The discounted cash flow considers the present value of expected net cash flows to be generated, taking into consideration the projected growth rate of net operating revenue (NOR). The expected net cash flows are discounted using a risk-adjusted discount rate.	NOR and risk- adjusted discount rate	The estimated fair value would increase (decrease) if: - the expected NOR was higher (lower); or - the risk-adjusted discount rate was lower (higher).

ii.	Level 3 recurring fair values
Reconciliation of Level 3 fair values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Note	Contingent consideration
At January 1, 2022		58,658
Remeasurement of fair value of contingent consideration	19	21,683
Net change in fair value (unrealized)	19	1,218

At January 1, 2023		81,559

Payment for business combinations – Acordo Certo	19	(84,780)
Unwinding of the time value of money	19	7,814
Net change in fair value (unrealized)	19	882

At August 7, 2023		5,475

c.	Financial risk management
The Group has exposure to the following risks arising from financial instruments:

•	Market risk;

•	Liquidity risk;

•	Credit risk; and

•	Foreign exchange rate risk.

(i)	Market risk
Market risk is the risk that changes in market prices, such as foreign exchange, interest rates and prices, will affect the Group’s gains or the measurement of its financial instruments.
The objective of market risk management is to manage and control exposures to market risks, within acceptable parameters, and at the same time to optimize the return.
Interest rate risk
Financial instruments with floating rates expose the Group to risk of variability in cash flows arising from changes in interest rates. The Group’s cash flow interest rate risk derives from short and long-term financial investments and loans and borrowings issued at floating rates.
The Group’s management contracts most of its interest-earning assets and liabilities with floating rates. Financial investments are adjusted at CDI and loans and borrowings are adjusted at the TJLP or CDI.
Sensitivity analysis—Market risk
The Group prepared a sensitivity analysis to evidence the impact of changes in interest rates of financial investments, loans and borrowings and debentures. Liability financial instruments were segregated into debts remunerated at CDI/SELIC.
As of August 7, 2023, this analysis has a probable projection scenario for 2023 as follows: (i) the CDI/SELIC rate at 11.75% p.a. based on the projection of the Central Bank of Brazil.

The sensitivity analysis of the impact on profit or loss from the change in interest rates of the Group’s financial instruments, considering a probable scenario (Scenario I), with appreciation of 10% (Scenario II), 25% (Scenario III) and 50% (Scenario IV) is as follows:

Operation	Exposure at August 7, 2023	Risk	Probable rate - %	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents - financial investments	1,174,989	Decrease in CDI	11.75%	138,061	124,255	103,546	69,031
Lease liability	(8,150)	Increase in CDI	11.75%	(958)	(862)	(719)	(479)

Net exposure and impact from interest rate risk	1,166,839			137,103	123,393	102,827	68,552

Operation	Exposure at December 31, 2022	Risk	Probable rate -%	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents - financial investments	1,382,268	Decrease in CDI	13.75%	190,062	171,056	142,546	95,031
Lease liability	(9,825)	Increase in CDI	13.75%	(1,351)	(1,216)	(1,013)	(676)

Net exposure and impact from interest rate risk	1,372,443			188,711	169,840	141,533	94,356

The Group regularly reviews the estimates and assumptions used in the calculations. However, settlement of transactions involving these estimates may result in amounts different from the estimated amounts, as a result of subjectivity inherent in the process used to prepare analyses.

(ii)	Liquidity risk
Liquidity risk is the risk of the Group encountering difficulties in honoring its payment obligations under financial liabilities. The Group’s cash flow and liquidity are monitored on a daily basis so as to ensure that cash generated from operations and other sources of liquidity, as necessary, are sufficient to meet the scheduled payments, thus mitigating liquidity risk for the Group.
Among the alternatives to mitigate the liquidity risk are: funding with third parties with long-term maturity, debt restructuring and, if necessary, raising of additional funds from shareholders.
A summary of the maturity profile of financial liabilities and assets that are used to manage liquidity risk is presented below. Financial liabilities are shown at their gross values (not discounted), including principal and future interest payments up to maturity dates. For fixed rate liabilities, interest was calculated based on the rates established in each contract. For liabilities with floating rate, interest was calculated based on market forecast for each period:

					August 7, 2023
	Carrying amount	Total	Up to 1 year	1-3 years	3-4 years
Financial assets
Cash and cash equivalents	1,174,989	1,174,989	1,174,989	—	—
Accounts receivable	129,123	129,882	123,852	6,030	—
Accounts receivable - Related parties	1,245	1,245	1,245	—	—
Financial liabilities
Accounts payable to suppliers	(53,130)	(53,130)	(53,130)	—	—
Payables for business combination	(11,733)	(11,733)	(7,538)	(2,918)	(1,277)
Lease liability	(8,150)	(8,150)	(3,712)	(2,350)	(2,088)
Accounts payable - Related parties	(145)	(145)	(145)	—	—

	1,232,199	1,232,958	1,235,561	762	(3,365)

					December 31, 2022
	Carrying amount	Total	Up to 1 year	1-3 years	3-4 years
Financial assets
Cash and cash equivalents	1,382,268	1,382,268	1,382,268	—	—
Accounts receivable	141,347	142,547	134,189	8,358	—
Accounts receivable - Related parties	2	2	2	—	—
Financial liabilities
Accounts payable to suppliers	(50,994)	(50,994)	(50,994)	—	—
Payables for business combination	(81,559)	(85,809)	(80,580)	(4,250)	(979)
Lease liability	(9,825)	(16,587)	(5,679)	(8,834)	(2,074)
Dividends and interest on net equity payable	(120,900)	(120,900)	(120,900)	—	—

	1,260,339	1,250,527	1,258,306	(4,726)	(3,053)

(iii)	Credit risk
Credit risk is the risk of the Group incurring financial losses if a customer or counterparty in a financial instrument fails to comply with its contractual obligations. This risk primarily relates to the Group’s accounts receivable and cash and cash equivalents.
The book values of financial assets represent the maximum credit exposure.
Accounts receivable
Credit risk derives from any difficulty in the collection of values due for services provided to the customers. The balance of accounts receivable is in Reais and is distributed among multiple customers.
Credit risk is managed using the Group’s own operating model, where almost all sales are made as credit sales with a short maturity for payment and the remainder is made through advance payment. Despite this, periodical analyses of the customers’ default level are conducted, and efficient forms of collection are adopted.
The credit granting by the Group is made following the criteria defined based on statistical models - score, combined with internal information of our business, as well as internal record of behavioral information of the consumers, and these models are periodically reviewed based on the rates of historical losses of portfolio vintages.
The maximum exposure to credit risk on each reporting date is the book value as shown in the chart of accounts receivable by maturity (see Note 7).
The Group recognized a provision for loss that represents its expected credit losses from January 1, 2023 to August 7, 2023 and for the year ended December 31, 2022, in connection with accounts receivable (Note 7).
Cash equivalents
The credit risk of balances in banks and financial institutions is administered by the Group’s Treasury Department. Surplus funds are invested only in approved counterparties which are financial institutions in Brazil with a national credit rating of brA+ or more, and within the limit established to each one, to minimize risk concentration and, therefore, mitigate financial loss in case of possible bankruptcy of a counterparty.
Capital management
From January 1, 2023 to August 7, 2023 and for the year ended December 31, 2022, there was no change in the objectives, policies or processes of capital management.

The Group includes the following balances in its ‘net debt’ measure: bank loans and borrowings, debentures, lease liability and payables for business combinations, less cash and cash equivalents. Net indebtedness indexes on the shareholders’ equity of the Group are comprised as follows:

	August 7,	December 31,
	2023	2022
(-) Cash and cash equivalents (Note 6)	(1,174,989)	(1,382,268)
(+) Lease liability and payables for business combinations (Notes 15 and 19)	19,883	91,384

Net indebtedness	(1,155,106)	(1,290,884)
Total shareholders’ equity	2,297,712	2,199,224
Net debt ratio - %	(50.27%)	(58.70%)

(iv)	Foreign exchange rate risk
The Group does not have foreign exchange risk on August 7, 2023 and December 31,
2022
.